Income tax (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Line Items]
Income tax benefit/ (expense)	€ 82	€ (1,329)
CureVac Corporate Service GmbH
Income Tax Disclosure [Line Items]
Current tax expense	96	146
CureVac Corporate Service GmbH | Loss carryforwards
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	12
CureVac Swiss AG
Income Tax Disclosure [Line Items]
Current tax expense	2
CureVac Swiss AG | Loss carryforwards
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)	€ 103
CureVac Swiss AG | Temporary difference
Income Tax Disclosure [Line Items]
Deferred tax expense (benefit)		€ 1,286